DISPOSAL OF ASSETS - Summary of Disposal (Details) - May 24, 2019 - 80 MW Portfolio - South Africa R in Millions, $ in Millions	ZAR (R)	USD ($)
Investment [Line Items]
Net proceeds	R 1,315	$ 90
Assets		336
Liabilities		(188)
Non-controlling interests		(53)
Carrying value of net assets held for sale		95
Loss on disposal		$ (5)